Shareholders’ Equity (Deficit) (Details) $ / shares in Units, $ in Thousands					12 Months Ended
	Aug. 26, 2023 $ / shares shares	Aug. 10, 2023	Apr. 01, 2023 shares	Feb. 27, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2023 ₪ / shares
Shareholders’ Equity (Deficit) [Line Items]
Ordinary Shares | shares	97,500		292,500	1,950,000
Exercise price (in Dollars per share)	$ 5					$ 1.83
Ordinary Share over a period		5 years
Option to purchase			45 days
Convertible preferred shares | shares					1
Ordinary shares | shares					7,211,280
Reverse share split					5:1
Ordinary shares | shares					5
Nominal value per share (in New Shekels per share) | ₪ / shares								₪ 0.01
Investment amount (in Dollars) | $					$ 3,657
Ordinary shares | shares					1,142,856
Conversion percentage					80.00%
Changes in the fair value of the convertible advance investment (in Dollars) | $					$ (269)
Price (in Dollars per share)					$ 4
Deemed dividend (in Dollars) | $					$ 7
Purchase shares | shares					19,000
Exercise price (in Dollars per share)					$ 4	$ 3.3	$ 3.2
Vesting period					36 months
IPO [Member]
Shareholders’ Equity (Deficit) [Line Items]
Public offering price (in Dollars per share)				$ 4	$ 4
Aggregate gross proceeds (in Dollars) | $				$ 7,800
Exercise price (in Dollars per share)					$ 5.12
Ordinary Share over a period	5 years
Incremental cost (in Dollars) | $					$ 1,418
Deferred offering costs (in Dollars) | $
Nominal value per share (in New Shekels per share) | ₪ / shares								₪ 0.05
Changes in the fair value of the convertible advance investment (in Dollars) | $					$ 269
Minimum [Member]
Shareholders’ Equity (Deficit) [Line Items]
Exercise price (in Dollars per share)					$ 1.48		1.8
Authorized shares | shares					22,000,000
Exercise price (in Dollars per share)					$ 1.48
Maximum [Member]
Shareholders’ Equity (Deficit) [Line Items]
Exercise price (in Dollars per share)					$ 4		$ 3.2
Authorized shares | shares					222,000,000
Exercise price (in Dollars per share)					$ 3.73
Convertible Advance Investment [Member]
Shareholders’ Equity (Deficit) [Line Items]
Conversion price (in Dollars per share)					$ 3.2
Subsequent Event [Member]
Shareholders’ Equity (Deficit) [Line Items]
Convertible preferred shares | shares					2